MERGER TRANSACTION COSTS PAYABLE (Details Narrative)		1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 01, 2023	Jan. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) Integer shares	Sep. 30, 2024 shares	Dec. 21, 2023 USD ($)
Business Combination [Line Items]
Number of businesses acquired | Integer						3
Merger transaction costs payable in shares | $			$ 4,250,000			$ 4,250,000		$ 4,250,000
Class of warrant			1,161,195	1,161,195	1,161,195	1,161,195	1,161,195
Merger transaction costs | $				$ 0	$ 0
Number of success agreements entered into	three		three
Class of warrant or right, issued during period		4,000
Stock and warrants issued during the period to settle the merger transaction costs | $		$ 4,250,000
Common Class A [Member]
Business Combination [Line Items]
Common stock issued during period		48,342
Common Stock [Member]
Business Combination [Line Items]
Common stock issued during period		48,342
Common Stock [Member] | Common Class A [Member]
Business Combination [Line Items]
Common stock issued during period					48,342
Warrant [Member]
Business Combination [Line Items]
Class of warrant		4,000